Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Grant Practices
The Company does not have a formal policy relating to the timing of equity grants, but in practice seeks to avoid granting awards within four days of the release of material, nonpublic information.

Award Timing Method	The Company does not have a formal policy relating to the timing of equity grants, but in practice seeks to avoid granting awards within four days of the release of material, nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company does not have a formal policy relating to the timing of equity grants, but in practice seeks to avoid granting awards within four days of the release of material, nonpublic information.
MNPI Disclosure Timed for Compensation Value	false